Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Reconciliation Between IFRS and IFRS-EU
A reconcilliation between IFRS and EU-IFRS is included in the table below.

		Shareholders’ equity				Net result
	2022	2021	2020	2022	2021	2020
In accordance with IFRS	12,071	23,813	22,018	(1,404)	2,029	(135)
Adjustment of EU ‘IAS 39’ carve-out	(850)	632	1,054	(1,482)	(422)	280
Tax effect of the adjustment	219	(163)	(257)	382	93	(90)
Effect of the adjustment after tax	(631)	469	798	(1,100)	(328)	190
In accordance with EU-IFRS	11,440	24,282	22,815	(2,504)	1,701	55

Summary of Initial Application of Standards or Interpretations

In EUR billion	Shareholders’ equity	Revaluation reserves
Balances as at January 1, 2022, as previously reported	23.8	6.4
Impact of the change in accounting policies (IFRS 9 and 17)	(12.6)	(9.0)
Restated balances as at January 1, 2022	11.2	(2.6)

Summary of Change in Fair Value
The table below presents an overview of the fair value of the classes of financial assets as of December 31, 2022, as well as the change in fair value during the reporting period. The asset classes are divided into two categories:

◆	SPPI: assets of which cash flows represent solely payments of principal and interest (SPPI) on an outstanding principal amount, excluding any financial assets that meet the definition of held for trading in IFRS 9, or that are managed and whose performance is evaluated on a fair value basis; and
◆	Other: all financial assets other than those specified in SPPI:
◆	with contractual terms that do not give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding;
◆	that meet the definition of held for trading in IFRS 9; or
◆	that are managed and whose performance are evaluated on a fair value basis.

		2022 1)		2021
			Change in
		Fair value at	fair value	Fair value at	Change in fair
		the end of	during the	the end of	value during
		the reporting	reporting	the reporting	the reporting
Financial assets at fair value		period	period	period	period
Shares 2)	SPPI	39	8	44	10
	Other	345	(33)	618	36
Debt securities	SPPI	52,363	(14,000)	93,234	(3,132)
	Other	1,284	(182)	3,961	(75)
Money Markets and other short-term investments	SPPI	2,631	10	2,324	(0)
	Other	2,982	1	2,586	-
Mortgage loans	SPPI	9,245	(1,199)	44,366	(195)
	Other	-	-	-	-
Private loans	SPPI	-	-	5,474	(267)
	Other	15	(26)	36	(10)
Deposits with financial institutions	SPPI	45	-	52	-
	Other	-	-	-	-
Policy loans	SPPI	1	-	1	-
	Other	2,042	-	1,892	(0)
Other financial assets	SPPI	-	-	-	-
	Other	4,566	179	5,598	724
At December 31		75,557	(15,241)	160,187	(2,909)

1	2022 excludes the assets of the disposal group, which are separately disclosed in note 51 Discontinued operations.
2	The SPPI-compliant shares include preferred equity instruments.

Summary of Credit Risk Rating Grades
The table below details the credit risk rating grades, as of December 31, 2022, for financial assets with cash flows that are SPPI, excluding any financial assets that meet the definition of held for trading in IFRS 9, or that are managed and whose performance is evaluated on a fair value basis. The tables show the carrying value of those financial assets applying IAS 39 (in the case of financial assets measured at amortized cost, before adjusting for any impairment allowances).

SPPI compliant financial assets at carrying value	AAA	AA	A	BBB	BB	B	CCC or lower	Not Rated	Total
2022 1)

Shares – Carried at fair value	-	-	-	22	8	-	9	-	39

Debt securities – Carried at fair value	9,251	4,270	16,398	19,779	1,424	594	647	-	52,363

Money market and other short-term investments- carried at fair value	313	221	2,080	1	-	-	2	15	2,631

Mortgage loans– Carried at amortized cost	1,488	4,454	3,779	671	48	-	-	5	10,445

Private loans – Carried at amortized cost	-	-	-	-	-	-	-	-	-

Other financial assets – Carried at fair value	-	-	6	1	-	-	-	39	46

At December 31	11,052	8,944	22,263	20,474	1,480	594	658	59	65,524
2021

Shares – Carried at fair value	-	-	-	23	13	-	8	-	44

Debt securities – Carried at fair value	26,076	10,195	24,916	28,524	1,828	918	754	24	93,234

Money market and other short-term investments- carried at fair value	25	120	1,986	193	-	-	-	-	2,324

Mortgage loans– Carried at amortized cost	1,383	4,221	3,301	519	59	-	-	31,141	40,624

Private loans – Carried at amortized cost	2,607	216	189	1,050	44	-	-	744	4,850

Other financial assets – Carried at fair value	-	-	13	1	-	18	-	21	53

At December 31	30,090	14,752	30,405	30,310	1,944	936	762	31,930	141,128

1	2022 excludes the assets of the disposal group, which are separately disclosed in note 51 Discontinued operations.

Summary of Credit Risk Exposure

	2022 1)		2021
SPPI compliant financial assets rated BB or below	Carrying amount	Fair value	Carrying amount	Fair value

Shares – Carried at fair value	17	17	21	21

Debt securities – Carried at fair value	2,665	2,665	3,524	3,524

Money market and other short-term investments – Carried at fair value	17	17	-	-

Mortgage loans – Carried at amortized cost	53	40	31,200	34,254

Private loans – Carried at amortized cost	-	-	788	816

Deposits with financial institutions – Carried at amortized cost	38	38	38	38

Other financial assets – Carried at fair value	1	1	1	1

At December 31	2,791	2,777	35,572	38,654

1	2022 excludes the assets of the disposal group, which are separately disclosed in note 51 Discontinued operations.

1	Mortgage loans with no low credit risk are defined as being more than 90 days past due, in line with regulatory guidelines.

AEGBanco Santander [member]
Statement [LineItems]
Summary of Change in Fair Value

		2022 1)		2021
Financial assets at fair value		Fair value at the end of the reporting period	Change in fair value during the reporting period	Fair value at the end of the reporting period	Change in fair value during the reporting period
Debt securities	SPPI	178	-	178	8

	Other	-	-	-	-

Money Markets and other short-term investments	SPPI	-	-	-	-

	Other	12	-	10	-

Other financial assets	SPPI	-	-	-	-

	Other	836	(33)	-	-

At December 31		1,026	(33)	188	8

1	2022 excludes the assets of the disposal group, which are separately disclosed in note 51 Discontinued operations.

Summary of Credit Risk Rating Grades

SPPI compliant financial assets at carrying value	AAA	AA	A	BBB	BB	B	CCC or lower	Not Rated	Total
2022 1)
Debt securities – Carried at fair value	6	13	123	35	-	-	-	-	178

At December 31	6	13	123	35	-	-	-	-	178
2021
Debt securities – Carried at fair value	8	13	120	37	-	-	-	-	178

At December 31	8	13	120	37	-	-	-	-	178